Stockholders' Equity (Details)																																		1 Months Ended		3 Months Ended					9 Months Ended	12 Months Ended
	Aug. 20, 2018 USD ($) shares	Aug. 14, 2018 $ / shares shares	Aug. 08, 2018 USD ($) $ / shares shares	Aug. 06, 2018 $ / shares shares	Jul. 31, 2018 USD ($) $ / shares shares	Jul. 27, 2018 USD ($) shares	Jul. 24, 2018 USD ($) shares	Jul. 20, 2018 $ / shares shares	Jul. 01, 2018 shares	Jun. 27, 2018 USD ($) $ / shares shares	Jun. 24, 2018 USD ($) shares	Jun. 20, 2018 USD ($) $ / shares shares	Jun. 20, 2018 CAD ($) shares	Jun. 01, 2018 USD ($)	May 31, 2018 USD ($) $ / shares shares	May 14, 2018 $ / shares shares	May 09, 2018 $ / shares shares	Mar. 29, 2018 USD ($) $ / shares shares	Mar. 12, 2018 USD ($) shares	Mar. 02, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($) shares	Feb. 26, 2018 $ / shares shares	Feb. 21, 2018 USD ($) shares	Feb. 16, 2018 $ / shares shares	Feb. 09, 2018 $ / shares shares	Feb. 08, 2018 USD ($) shares	Feb. 07, 2018 USD ($) shares	Dec. 07, 2017 $ / shares shares	Nov. 15, 2017 USD ($) $ / shares shares	Sep. 25, 2017 USD ($) shares	Sep. 20, 2017 USD ($) shares	Jul. 13, 2017 USD ($) shares	Aug. 01, 2015 USD ($) shares	May 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Aug. 31, 2018 USD ($) $ / shares shares	Nov. 30, 2017 USD ($) shares	Nov. 30, 2017 CAD ($) $ / shares shares	Aug. 31, 2017 USD ($)	Mar. 14, 2017 USD ($) shares	Feb. 28, 2018 USD ($)	May 31, 2018 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Jun. 26, 2018 $ / shares	Jun. 20, 2018 $ / shares
Stockholders' Equity (Details) [Line Items]
Common Stock, Shares Authorized (in Shares) | shares															250,000,000																			250,000,000		250,000,000						250,000,000	250,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares															$ 0.0001																			$ 0.0001		$ 0.0001						$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized (in Shares) | shares															20,000,000																			20,000,000		20,000,000						20,000,000	20,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share) | $ / shares															$ 0.001																			$ 0.001		$ 0.001						$ 0.001	$ 0.001
Common Stock, Shares, Outstanding (in Shares) | shares															50,128,972																			32,582,944		90,087,236						50,128,972	32,582,944
Common Stock, Shares, Issued (in Shares) | shares															50,128,972																			32,582,944		90,087,236						50,128,972	32,582,944
Imputed Interest, Debt																																				$ 271			$ 271			$ 1,076	$ 1,075
Debt Conversion, Original Debt, Amount																																				0			62,500			$ 150,000	$ 362,500
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																		10,816,960								132,192	10,816,960
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																				350,000						31,250						24,000
Stock Issued During Period, Value, Issued for Services																				$ 261,800						$ 25,313						$ 6,000										$ 289,633	$ 3,250
Share-based Compensation																																				490,000			0			0	0
Proceeds from Issuance or Sale of Equity																																				15,535,978			0			1,460,917	0
Class of Warrant or Rights, Granted (in Shares) | shares																													350,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares										$ 0.50
Number of Units to be Issued (in Shares) | shares			6,875,000		7,500,000
Unit, Price Per Unit (in Dollars per share) | $ / shares			$ 0.40		$ 0.40
Units, Value, Subscriptions			$ 2,750,000		$ 3,000,000
Unit, Description			The units collectively represent (i) 6,875,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 6,875,000 shares of common stock at an exercise price of $0.60 per share of common stock.		The units collectively represent (i) 7,500,000 shares of common stock, and (ii) three-year warrants to purchase an aggregate of 7,500,000 shares of common stock at an exercise price of $0.60 per share of Common Stock.
Number of Subscription Agreements			5
Allocated Share-based Compensation Expense						$ 4,375																														$ 0			0			$ 794,607	3,250
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares																														4,500,000	1,500,000
Class of Warrant Or Rights, Exercised (in Shares) | shares																																				(350,000)						0
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																				$ 750,000						$ 1,758,741
Debt Instrument, Original Issue Discount																																				81,961
Adjustments to Additional Paid in Capital, Other																																				35,833						1,076	1,075
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares										1,368,250
Adjustments to Additional Paid in Capital, Warrant Issued																													$ 123,950
Gain (Loss) on Extinguishment of Debt																																$ 3,480				0			0		$ (989,032)	(989,032)	0
Stock Payable															$ 307,584																			$ 68,950		163,722						307,584	68,950
Stock Issued During Period, Value, Conversion of Convertible Securities																														$ 1,844,035	$ 510,000					0			0			1,618,446	137,500
Convertible Debt																															$ 105,219
Other Noncash Expense																																				0			3,480		$ 404,082	3,480	$ 0
Stock Issued During Period, Shares, Other (in Shares) | shares																													250,000														7,609,910
Stock Issued During Period, Value, Other																													$ 95,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs																																										249,397
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity																																				1,265,751			0			$ 442,775	$ 612,850
Debt Instrument, Interest Rate, Stated Percentage															6.00%																											6.00%
Gains (Losses) on Restructuring of Debt																																		$ 951,239		$ 0			$ (29,145)			$ (29,145)	(43,334)
(in Dollars per share) | $ / shares																													$ 0.75							$ 0.58						$ 0.69
Alternative Solutions, LLC [Member]
Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Acquisitions (in Shares) | shares										22,058,823
Stock Issued During Period, Value, Acquisitions										$ 15,441,176
Affiliated Entity [Member]
Stockholders' Equity (Details) [Line Items]
Payments for Commissions							$ 250,000
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares							700,000
Stock Issued During Period, Value, Issued for Services							$ 490,000
Chief Financial Officer [Member]
Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross (in Shares) | shares						25,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						4 months
Stock Issued During Period, Value, Share-based Compensation, Gross						$ 17,500
Allocated Share-based Compensation Expense																																				$ 4,375
Officer [Member]
Stockholders' Equity (Details) [Line Items]
Stock to be Issued (in Shares) | shares															600,000																											600,000
Stock Payable															$ 213,321																											$ 213,321
Termination of Employment Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares											600,000
Stock Issued During Period, Value, Issued for Services											$ 264,000
Stock Issued, Previously Subscribed											$ 213,320
Share-based Compensation																																				50,680
Special Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Payments for Commissions																																					$ 799,053	$ 1,043,028
Proceeds from Issuance or Sale of Equity												$ 9,785,978	$ 13,037,859
Class of Warrant or Rights, Granted (in Shares) | shares	3,042,167											28,973,020	28,973,020
Warrants Issued, Price Per Warrant | (per share)												$ 0.34																																	$ 0.45
Warrant Description	the Company did not receive a receipt from the applicable Canadian securities authorities for the qualifying prospectus by August 20, 2018, the unexercised special warrants were adjusted to entitle the holders to receive 1.1 units instead of one unit of the Company.											Each special warrant is automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that is five business days following the date on which the Company obtains a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which is intended to be no later than August 31, 2018, and (ii) the date that is four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, LLC, known as Oasis Cannabis.Upon exercise of the special warrants, each unit shall consist of one share of the Company's common stock and one warrant to purchase one share of common stock. Each warrant will be exercisable at a price of C$0.65 for three years after the Company's common stock is listed on a recognized Canadian stock exchange, subject to adjustment in certain events.	Each special warrant is automatically exercisable, for no additional consideration, into units of the Company on the earlier of: (i) the date that is five business days following the date on which the Company obtains a receipt from the applicable securities regulatory authorities in each of the jurisdictions in Canada in which the special warrants were sold for a final prospectus qualifying the distribution of the units, which is intended to be no later than August 31, 2018, and (ii) the date that is four months and one day after the completion of the Company's acquisition of all of the membership interests in Alternative Solutions, LLC, known as Oasis Cannabis.Upon exercise of the special warrants, each unit shall consist of one share of the Company's common stock and one warrant to purchase one share of common stock. Each warrant will be exercisable at a price of C$0.65 for three years after the Company's common stock is listed on a recognized Canadian stock exchange, subject to adjustment in certain events.
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																													$ 0.65
Warrant, Term of Warrants												3 years	3 years
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	$ 7,142,550
Cashless Exercise Of Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 0.75
Stock Issued During Period, Shares, Conversion of Convertible Securities (in Shares) | shares		129,412
Class of Warrant Or Rights, Exercised (in Shares) | shares		350,000
Private Placement, Westpark Offering [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																												$ 0.75
Navy Green Capital Offering [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 0.60
Warrant, Term of Warrants				3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares				7,500,000
Navy Green Capital And Ionic Venture Offering [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 0.60
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares			6,875,000
Offering Costs [Member]
Stockholders' Equity (Details) [Line Items]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs																																										249,397
Common Stock Issued to Service Provider [Member]
Stockholders' Equity (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services (in Shares) | shares																																		25,000
Stock Issued During Period, Value, Issued for Services																																		$ 3,250
Stock Payable																																		3,250									3,250
Issued to Consultants [Member]
Stockholders' Equity (Details) [Line Items]
Warrant, Term of Warrants																				3 years
YA II PN, Ltd [Member] | In Connection with Sale of Convertible Debt [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																$ 0.60
Warrant, Term of Warrants																5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																1,875,000
Adjustments to Additional Paid in Capital, Warrant Issued																																										$ 1,300,545
WestPark Capital Inc [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares															$ 0.75																											$ 0.75
Warrant, Term of Warrants															5 years
Unit, Price Per Unit (in Dollars per share) | $ / shares															$ 1.25
Unit, Description															Each unit consists of four shares of common stock and one warrant to purchase a share of common stock for $0.75 per share
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares															205,238																											205,238
Adjustments to Additional Paid in Capital, Warrant Issued																																										$ 503,655
Finance Fee [Member] | Special Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares																																					1,448,651	1,448,651
Class of Warrants or Rights, Value																																				$ 1,413,300
Compensation Warrants [Member] | Special Warrants [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares) | shares																																					2,317,842	2,317,842
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																						$ 0.45
Warrant, Term of Warrants																																				36 months
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in Shares) | shares																																						1
Adjustments to Additional Paid in Capital, Warrant Issued																																					$ 1,495,373
One Time Signing Bonus [Member] | Chief Executive Officer [Member]
Stockholders' Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					1 year				1 year
Allocated Share-based Compensation Expense					$ 59,167																																					59,167
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares					500,000				500,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares					$ 355,000													$ 350,000
One Time Signing Bonus [Member] | Chief Operating Officer [Member]
Stockholders' Equity (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					1 year																												1 year
Allocated Share-based Compensation Expense					$ 5,917																												$ 327,500
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares) | shares					50,000																												250,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares					$ 35,000
Private Placement, Westpark Offering [Member]
Stockholders' Equity (Details) [Line Items]
Proceeds from Issuance of Private Placement, Gross																		$ 441,563			$ 81,250		$ 100,000				$ 1,087,500
Payments of Stock Issuance Costs																		62,172			12,148		28,100				146,975
Proceeds from Issuance of Private Placement																		$ 379,390			$ 69,102		$ 71,900				$ 940,525
Number of Units Issued (in Shares) | shares																		353,250			65,000		80,000				870,000
WestPark Capital Inc [Member] | Private Placement, Westpark Offering [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																												$ 0.75
Unit, Price Per Unit (in Dollars per share) | $ / shares																												$ 1.25
Unit, Description																												Each unit consisted of four shares of common stock and one warrant to purchase common stock at $0.75 per share
Darling Note [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																				$ 565,000
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																				1,808,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																									$ 0.75
Warrant, Term of Warrants																									3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																									400,000
Adjustments to Additional Paid in Capital, Warrant Issued																																				$ 941,972						313,128
Efrat Note [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																				$ 57,200
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																				183,040
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																								$ 0.75
Warrant, Term of Warrants																								3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																								40,000
Adjustments to Additional Paid in Capital, Warrant Issued																																										32,076
Lamadrid Note [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																				$ 32,497
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																				103,989
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																						$ 0.75
Warrant, Term of Warrants																						3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																						25,000
Adjustments to Additional Paid in Capital, Warrant Issued																																										18,794
Lamadrid Note [Member] | Issued to Consultants [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																				$ 0.75
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																				412,500
Adjustments to Additional Paid in Capital, Warrant Issued																																										$ 294,173
Lamadrid Note [Member] | Private Placement, Westpark Offering [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																		$ 0.75
Warrant, Term of Warrants																		3 years			3 years		3 years				3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																		353,250
Lamadrid Note [Member] | WestPark Capital Inc [Member] | Private Placement, Westpark Offering [Member] | Minimum [Member]
Stockholders' Equity (Details) [Line Items]
Capital Units, Authorized (in Shares) | shares																												800,000
Lamadrid Note [Member] | WestPark Capital Inc [Member] | Private Placement, Westpark Offering [Member] | Maximum [Member]
Stockholders' Equity (Details) [Line Items]
Capital Units, Authorized (in Shares) | shares																												4,000,000
YA II PN, Ltd [Member]
Stockholders' Equity (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																				$ 362,500
YA II PN, Ltd [Member] | In Connection with Sale of Convertible Debt [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 0.60
Warrant, Term of Warrants								5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares								1,250,000
Newcan Convertible Note 8 [Member]
Stockholders' Equity (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																				58,594
Omnibus Loan Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																			5,179,028
Debt Instrument, Interest Rate, Stated Percentage															0.25%																											0.25%
Old Main 8% Note [Member]
Stockholders' Equity (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																			$ 70,143
Debt Instrument, Interest Rate, Stated Percentage																																			8.00%
Firstfire Note [Member]
Stockholders' Equity (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 0.75
Warrant, Term of Warrants																	3 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares) | shares																	25,000
Adjustments to Additional Paid in Capital, Warrant Issued																																										$ 15,977
Principal [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																		2,537,750									2,537,750
Principal [Member] | Darling Note [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																				550,000
Principal [Member] | Efrat Note [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																				55,000
Principal [Member] | Lamadrid Note [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																				31,250
Principal [Member] | Omnibus Loan Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																			$ 1,421,356
Accrued Interest [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																		166,490									$ 166,490
Accrued Interest [Member] | Darling Note [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																				15,000
Accrued Interest [Member] | Efrat Note [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																				$ 2,200
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																				183,040
Accrued Interest [Member] | Lamadrid Note [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																				$ 1,247
Accrued Interest [Member] | Omnibus Loan Agreement [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																			$ 197,090
Old Main 10% Notes [Member]
Stockholders' Equity (Details) [Line Items]
Debt Conversion, Original Debt, Amount																																								$ 137,500
Debt Conversion, Converted Instrument, Shares Issued (in Shares) | shares																																								1,685,981
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature																																		$ 145,268
Embedded Derivative, No Longer Bifurcated, Amount Reclassified to Stockholders' Equity																																								$ 143,325
Debt Instrument, Interest Rate, Stated Percentage																																		10.00%									10.00%
Number of Transactions																																								8
Accounting Standards Update 2017-11 [Member] | Reset Provisions Embedded In Convertible Notes [Member]
Stockholders' Equity (Details) [Line Items]
Adjustments to Additional Paid in Capital, Convertible Debt with Conversion Feature														$ 1,265,751